Summary of Significant Accounting Policies - Summary of Changes in Impairment Losses for Credit Risks (Detail) - Credit risk [member] € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of financial assets [line items]
Beginning balance	€ (248)
Unused Amounts Reversed	112
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(1,125)
Change between Impairment Stages	0
Amounts written off during the Year as uncollectible	0
Ending balance	(1,261)
Stage 1 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	(136)
Unused Amounts Reversed	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(570)
Change between Impairment Stages	41
Amounts written off during the Year as uncollectible	0
Ending balance	(665)
Stage 2 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	0
Unused Amounts Reversed	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(465)
Change between Impairment Stages	(41)
Amounts written off during the Year as uncollectible	0
Ending balance	(506)
Stage 2 [member] | Simplified impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	(112)
Unused Amounts Reversed	112
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(90)
Change between Impairment Stages	0
Amounts written off during the Year as uncollectible	0
Ending balance	(90)
Stage 3 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	0
Unused Amounts Reversed	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0
Change between Impairment Stages	0
Amounts written off during the Year as uncollectible	0
Ending balance	0
Stage 3 [member] | Simplified impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	0
Unused Amounts Reversed	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0
Change between Impairment Stages	0
Amounts written off during the Year as uncollectible	0
Ending balance	€ 0